Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(23)	Related-Party Transactions

For the years presented, in addition to the transactions described in note (9), note (10), note (14), and note (15), the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Sales of products to related parties (note (a))	632,296	334,841	671,093	103,145
Purchase of raw materials and services from related parties (note (b))	656,091	441,461	550,945	84,679

	Year ended December 31,
	2016	2017
	RMB	RMB	US$

Accounts receivable from related parties (note (a))	538,222	513,344	78,900
Prepayments to related party suppliers (note (b))	173,631	80,551	12,380
Other amounts due from related parties (note (c))	619,705	691,323	106,254
Total due from related parties - current	1,331,558	1,285,218	197,534

Long-term portion of amounts due from related party (note (d))	32,332	32,000	4,918

Prepayments for construction of property, plant and equipment to related party suppliers (note (e))	130	420	65
Total other due from related parties	130	420	65

Amounts due to related parties (note (b))	(393,063)	(313,780)	(48,227)
Short-term sales lease back and financing lease payable due to related parties	(51,808)	(106,424)	(16,357)
Total due to related parties - current	(444,871)	(420,204)	(64,584)

Long-term sales lease back and financing lease payable due to related parties (note (i))	(267,367)	(220,915)	(33,954)

Notes:
(a)
The Company sold products of RMB 584,033, RMB 322,646 and RMB 526,989 (US$ 80,997) to the subsidiaries of Yingli Group for the years ended December 31, 2015, 2016 and 2017, respectively. The Company sold PV modules of RMB 5,365, nil and nil to its affiliate, Tibetan Yingli, for the years ended December 31, 2015, 2016 and 2017.

In 2017 the Company received RMB 20 million from a related party in payment of an accounts receivable balance that was fully reserved in a prior year, and recorded the recovery as a reduction of general and administrative expense.

(b)
The balance as of December 31, 2016 and 2017 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 401,690, RMB 204,436 and RMB 265,897 (US$ 40,868) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2015, 2016 and 2017, respectively. The company purchased services of RMB 239,060, RMB 235,448 and RMB 285,048 (US$ 43,811)) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2015, 2016 and 2017, respectively. The amount of transaction mentioned above included value-added tax.

In March 2017, the Company signed two lease agreements with Yingli Group to rent the R&;D lab and equipment that will be used in the research and development of new PV products, the annual rental fee was RMB 7,027 (US$ 1,199) and RMB 19,658(US$ 3,021), respectively.

(c)	Other amounts due from related parties consists of the following:

	Year ended December 31,
	2016	2017
	RMB	RMB	US$

Loans to Yingli Group and its subsidiaries (i)	399,677	318,988	49,028
Receivables for disposal of subsidiaries (ii)	146,606	208,106	31,985
Receivables for liquidation of an affiliated company (note 9(e))	—	99,340	15,268
Others receivables from miscellaneous transactions	73,422	64,889	9,973
	619,705	691,323	106,254

(i)
Hainan Yingli made one-year entrusted loans of RMB 50,000, RMB 25,000 and RMB 40,000 in 2012, 2013 and 2014, to a subsidiary of Yingli Group at an interest rate of 5.4%, 6.0% and 6.0% per annum, respectively, and collected RMB 65,000 and RMB 10,000 and nil in 2013, 2014 and 2015 for the above mentioned loans, respectively. In 2015, Yingli Group disposed the 100% equity interest in the aforementioned subsidiary to a third party and the balance of RMB 40,000 was reclassified to other receivable.

In 2014, Hainan Yingli made another one-year entrusted loan of RMB 18,000 at an interest rate of 6% per annum to a subsidiary of Yingli Group, which was collected in full by Hainan Yingli in December 2015.

In 2015, Yingli Tianjin made a one-year entrusted loan of RMB 2,000 at an interest rate of 5.35% per annum to Tianjin Yingli PV Power Plant technology development Co., Ltd., a subsidiary of Yingli Group. As of December 31, 2016 and 2017, the Company did not withdraw the entrusted loans.

In 2015, Yingli Tianjin made several one-year entrusted loans of RMB 49,800 at an interest rate of 5.6% per annum to Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”), a subsidiary of Yingli Group. As of December 31, 2016 and 2017, the Company did not withdraw the entrusted loans.

In 2016, the Company also made interest free loans of RMB 347,877 to Yingli Group and its subsidiaries. The main purpose of these loans is to allow Yingli Group and its subsidiaries have enough capital to complete their long-lived assets under construction, such as project assets, and then dispose these assets to settle the Company’s historically cumulated receivables due from Yingli Group and its subsidiaries.

In 2017, total loans to Yingli Group and its subsidiaries decreased by RMB 80,689 (US$12,402), including: (i) Yingli Group and its subsidiaries repaid partial loans of RMB 27,799 (US$4,273); (ii) with the disposal of one subsidiary of the Company as disclosed in note 2(b), the loans of RMB 48,020 (US$7,381) owned by the disposed subsidiary was derecognized accordingly, (iii) the Company also signed an agreement with Yingli Group to net off the payables and receivables between each other with RMB 4,870 (US$748).

(ii)
In 2014, the Company disposed all its equity interest in its subsidiary Yingli (Tianjin) International Trading Ltd. (“TJ International Trading”) to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group. The total consideration was of RMB 134,167 and gains of RMB 22,271 was recorded in other income. As of December 31, 2016 and 2017, the related proceeds for the disposal have not been collected.

In December 2014, Yingli Shuntong (Beijing).International Freight Agency Co., Ltd. was sold to Tianjin Yingli Bubalus Logistics Co., Ltd., which is a subsidiary of Yingli Group for the consideration of RMB 12,439, and gains of RMB 1,672 was recorded in other income.

In 2016, the Company disposed all its interest in its subsidiary Datong Lichuang New Energy Resources Co. Ltd. to Yingli PV Group for the consideration of RMB 1,000, and gains of RMB 29,682 was recorded in other income. All the consideration proceeds have been received by the Company in 2016.

In 2016, the Company disposed all its interest in its subsidiary Chengdu Yaoneng New Energy Resources Co., Ltd. to Beijing Yaoying New Energy Resources Co., Ltd. for the consideration of RMB 826, and gains of RMB 291 was recorded in other income. All the consideration proceeds have been received by the Company in 2016.

In 2017, the Company disposed all its interest in its subsidiary Guangxi Yingli Yuansheng Construction Co., Ltd. to Yingli Group for the consideration of RMB 61,500 (US$ 9,452), which were recorded in due from related parties, and gains of RMB 8,639 (US$ 1,328) was recorded in “Other income” as of December 31, 2017.

(d)
In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions are completed and were recorded in long-term portion of amounts due from a related party as of December 31, 2016 and 2017.

(e)
The balance as of December 31, 2016 and 2017 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the Consolidated Balance Sheets.

(f)
The Company entered into entrusted construction contract with Yingli PV Group. Under the general term of the contract, Yingli PV Group built 23 project assets of 222.4MW in total for the Company with total amount of RMB 825,748 in 2014. In September 2015, the Company entered into an agreement with Yingli PV Group to terminate the above-mentioned construction contract and deconsolidated all the project assets under the VIE structure. The loss of RMB 6,852, which was the difference between the consideration of RMB 554,452 and the net book value of the VIEs of RMB561,304, (comprised of total assets of RMB 1,886,045 net of related liabilities of RMB 1,324,741, of was recognized in the Consolidated Statements of Comprehensive Loss upon the disposal of VIE in 2015. Upon disposal, accounts receivables from these VIEs due to sales of PV modules were reclassified from accounts receivables from subsidiaries, which was eliminated when preparing the consolidation, to accounts receivables from related parties; meanwhile, RMB 554,452 of receivables in relation to consideration of disposal of VIE from related parties were net-off by payables to the related parties for the initial capital injection into the VIEs when VIE were incorporated.

(g)
The Company pledged its assets of total amount of RMB 147,600 and RMB 103,599 (US$ 15,923), and provided guarantee to back up the RMB 781,830 and RMB 264,368 (US$ 40,633) bank borrowing of Yingli Group as of December 31, 2016 and 2017, respectively.

(h)	The Company received guarantee from the Yingli Group of total amount of RMB 2,263,334 and RMB 2,401,181 (US$ 369,055) as of December 31, 2016 and 2017, respectively.

(i)
The Company entered into several financing lease agreement with related party controlled by Yingli Group. As of December 31, 2016 and 2017, the total outstanding payable within one year was RMB 51,808 and RMB 106,424 (US$ 16,357) over one year was RMB 267,367 and RMB 220,915 (US$33,954), respectively.